Impairment of Silver and Gold Interests - Schedule of Impairment of Silver and Gold Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	$ 228,680	$ 71,000
Silver interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	228,680
Silver interests [member] | Other Silver Interests [member] | Pascua-Lama [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	$ 228,680
Gold interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges		71,000
Gold interests [member] | Sudbury [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges		$ 71,000